STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 10.5%
Advertising - 0.1%
Omnicom Group, Inc.	3,365	$274,349
Trade Desk, Inc. - Class A (a)	7,618	373,358
		647,707
Broadcasting - 0.0%(b)
Fox Corp. - Class A	3,636	229,286
Fox Corp. - Class B	1,950	111,716
		341,002
Cable & Satellite - 0.2%
Charter Communications, Inc. - Class A (a)	1,481	407,430
Comcast Corp. - Class A	67,964	2,135,429
		2,542,859
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	128,430	3,626,863
Verizon Communications, Inc.	69,420	3,051,009
		6,677,872
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	4,796	967,353
ROBLOX Corp. - Class A (a)	10,043	1,391,157
Take-Two Interactive Software, Inc. (a)	2,986	771,463
		3,129,973
Interactive Media & Services - 7.4%
Alphabet, Inc. - Class A	104,162	25,321,782
Alphabet, Inc. - Class C	83,610	20,363,216
Meta Platforms, Inc. - Class A	38,975	28,622,461
Pinterest, Inc. - Class A (a)	10,106	325,110
Reddit, Inc. - Class A (a)	2,456	564,855
Snap, Inc. - Class A (a)	17,826	137,438
		75,334,862
Movies & Entertainment - 1.6%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	24,281
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,647	380,929
Live Nation Entertainment, Inc. (a)	2,636	430,722
Netflix, Inc. (a)	7,590	9,099,803
Spotify Technology SA (a)	2,401	1,675,898
TKO Group Holdings, Inc.	1,129	228,013
Walt Disney Co.	33,060	3,785,370
Warner Bros Discovery, Inc. (a)	39,116	763,936
Warner Music Group Corp. - Class A	2,390	81,403
		16,470,355
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	8,440	2,020,367
Total Communication Services		107,164,997

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Consumer Discretionary - 10.5%
Apparel Retail - 0.4%
Ross Stores, Inc.	5,706	$869,537
TJX Cos., Inc.	19,975	2,887,187
		3,756,724
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,813	322,587
Tapestry, Inc.	3,700	418,914
		741,501
Automobile Manufacturers - 2.4%
Ford Motor Co.	69,968	836,817
General Motors Co.	17,740	1,081,608
Rivian Automotive, Inc. - Class A (a)	13,171	193,350
Stellantis NV	32,583	304,325
Tesla, Inc. (a)	50,690	22,542,857
		24,958,957
Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	4,013	346,001

Automotive Retail - 0.4%
AutoZone, Inc. (a)	319	1,368,587
Carvana Co. (a)	2,338	881,987
O'Reilly Automotive, Inc. (a)	15,831	1,706,740
		3,957,314
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	172,246	37,820,054
eBay, Inc.	8,476	770,892
		38,590,946
Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	8,247	308,438
Las Vegas Sands Corp.	6,051	325,483
		633,921
Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	3,428	259,225

Consumer Electronics - 0.1%
Garmin Ltd.	2,745	675,874

Distributors - 0.0%(b)
Genuine Parts Co.	2,432	337,075

Footwear - 0.2%
Deckers Outdoor Corp. (a)	2,895	293,466
NIKE, Inc. - Class B	20,661	1,440,692
		1,734,158

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Home Improvement Retail - 1.0%
Home Depot, Inc.	18,023	$7,302,739
Lowe's Cos., Inc.	10,082	2,533,708
		9,836,447
Homebuilding - 0.2%
DR Horton, Inc.	5,044	854,807
Lennar Corp. - Class A	3,772	475,423
Lennar Corp. - Class B	109	13,079
NVR, Inc. (a)	48	385,664
PulteGroup, Inc.	3,541	467,872
		2,196,845
Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	1,985	387,968

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	6,617	803,436
Booking Holdings, Inc.	578	3,120,778
Carnival Corp. (a)	17,406	503,208
Expedia Group, Inc.	2,381	508,939
Hilton Worldwide Holdings, Inc.	4,150	1,076,676
Marriott International, Inc. - Class A	3,877	1,009,726
Royal Caribbean Cruises Ltd.	4,069	1,316,647
Viking Holdings Ltd. (a)	3,126	194,312
		8,533,722
Other Specialty Retail - 0.1%
Tractor Supply Co.	9,562	543,791
Ulta Beauty, Inc. (a)	752	411,156
		954,947
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	24,520	960,939
Darden Restaurants, Inc.	1,903	362,255
Domino's Pizza, Inc.	623	268,955
DoorDash, Inc. - Class A (a)	6,210	1,689,058
McDonald's Corp.	12,778	3,883,106
Starbucks Corp.	19,888	1,682,525
Yum! Brands, Inc.	4,922	748,144
		9,594,982
Total Consumer Discretionary		107,496,607

Consumer Staples - 4.7%
Agricultural Products & Services - 0.0%(b)
Archer-Daniels-Midland Co.	8,398	501,697

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	7,979	$7,385,602
Dollar General Corp.	3,797	392,420
Dollar Tree, Inc. (a)	3,185	300,568
Target Corp.	8,109	727,377
Walmart, Inc.	78,165	8,055,685
		16,861,652
Distillers & Vintners - 0.0%(b)
Brown-Forman Corp. - Class A	526	14,155
Brown-Forman Corp. - Class B	5,150	139,462
Constellation Brands, Inc. - Class A	2,681	361,050
		514,667
Food Distributors - 0.1%
Sysco Corp.	8,549	703,925

Food Retail - 0.1%
Kroger Co.	11,918	803,392

Household Products - 0.9%
Church & Dwight Co., Inc.	4,209	368,834
Clorox Co.	2,009	247,710
Colgate-Palmolive Co.	14,554	1,163,447
Kimberly-Clark Corp.	5,872	730,124
Procter & Gamble Co.	41,952	6,445,925
		8,956,040
Packaged Foods & Meats - 0.4%
General Mills, Inc.	9,910	499,662
Hershey Co.	2,542	475,481
Hormel Foods Corp.	4,988	123,403
Kellanova	4,783	392,302
Kraft Heinz Co.	15,389	400,729
McCormick & Co., Inc.	4,334	289,988
Mondelez International, Inc. - Class A	24,132	1,507,526
Tyson Foods, Inc. - Class A	4,943	268,405
		3,957,496
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,745	330,009
Kenvue, Inc.	34,350	557,501
		887,510
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	63,004	4,178,425
Keurig Dr Pepper, Inc.	20,144	513,873
Monster Beverage Corp. (a)	12,913	869,174
PepsiCo, Inc.	24,533	3,445,415
		9,006,887

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Tobacco - 0.6%
Altria Group, Inc.	30,249	$1,998,249
Philip Morris International, Inc.	27,743	4,499,915
		6,498,164
Total Consumer Staples		48,691,430

Energy - 3.0%
Integrated Oil & Gas - 1.4%
Chevron Corp.	34,636	5,378,624
Exxon Mobil Corp.	77,172	8,701,143
Occidental Petroleum Corp.	12,042	568,985
		14,648,752
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	17,530	854,061
Halliburton Co.	14,550	357,930
Schlumberger NV	26,899	924,519
		2,136,510
Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	22,999	2,175,476
Coterra Energy, Inc.	12,665	299,527
Devon Energy Corp.	11,518	403,821
Diamondback Energy, Inc.	3,287	470,370
EOG Resources, Inc.	10,074	1,129,497
EQT Corp.	10,961	596,607
Expand Energy Corp.	3,882	412,424
Texas Pacific Land Corp.	310	289,428
Venture Global, Inc. - Class A	1,185	16,815
		5,793,965
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	5,668	1,092,450
Phillips 66	7,583	1,031,440
Valero Energy Corp.	5,586	951,072
		3,074,962
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	3,730	876,475
Kinder Morgan, Inc.	34,261	969,929
ONEOK, Inc.	10,390	758,158
Targa Resources Corp.	3,716	622,579
Williams Cos., Inc.	21,633	1,370,451
		4,597,592
Total Energy		30,251,781

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Financials - 13.2%
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	1,579	$775,684
Ares Management Corp. - Class A	3,596	574,964
Bank of New York Mellon Corp.	12,904	1,406,020
Blackrock, Inc.	2,538	2,958,978
Blackstone, Inc.	12,753	2,178,850
Blue Owl Capital, Inc. - Class A	10,039	169,960
Carlyle Group, Inc.	4,634	290,552
KKR & Co., Inc.	11,978	1,556,541
Northern Trust Corp.	3,312	445,795
State Street Corp.	4,960	575,410
T Rowe Price Group, Inc.	3,752	385,105
TPG, Inc.	1,340	76,983
		11,394,842
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A	1,373	26,609

Consumer Finance - 0.6%
American Express Co.	8,916	2,961,539
Capital One Financial Corp.	11,499	2,444,457
SoFi Technologies, Inc. (a)	19,994	528,242
Synchrony Financial	7,208	512,128
		6,446,366
Diversified Banks - 3.3%
Bank of America Corp.	121,862	6,286,861
Citigroup, Inc.	33,172	3,366,958
Fifth Third Bancorp	12,044	536,560
First Citizens BancShares, Inc. - Class A	166	297,001
JPMorgan Chase & Co.	49,608	15,647,851
PNC Financial Services Group, Inc.	6,867	1,379,786
US Bancorp	27,558	1,331,878
Wells Fargo & Co.	58,353	4,891,149
		33,738,044
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	7,194	958,745
Corebridge Financial, Inc.	4,386	140,571
		1,099,316
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	1,699	416,680
CME Group, Inc.	6,442	1,740,564
Coinbase Global, Inc. - Class A (a)	3,585	1,209,901
FactSet Research Systems, Inc.	619	177,337
Intercontinental Exchange, Inc.	10,179	1,714,958
Moody's Corp.	2,714	1,293,167

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.1% (Continued)
MSCI, Inc.	1,236	$701,319
Nasdaq, Inc.	8,135	719,541
S&P Global, Inc.	5,614	2,732,390
Tradeweb Markets, Inc. - Class A	1,882	208,864
		10,914,721
Insurance Brokers - 0.5%
Aon PLC - Class A	3,605	1,285,471
Arthur J Gallagher & Co.	4,326	1,339,935
Brown & Brown, Inc.	4,083	382,944
Marsh & McLennan Cos., Inc.	8,656	1,744,444
Willis Towers Watson PLC	1,636	565,156
		5,317,950
Investment Banking & Brokerage - 1.4%
Charles Schwab Corp.	30,664	2,927,492
Goldman Sachs Group, Inc.	5,484	4,367,183
Interactive Brokers Group, Inc. - Class A	6,472	445,338
LPL Financial Holdings, Inc.	1,420	472,420
Morgan Stanley	21,991	3,495,689
Raymond James Financial, Inc.	3,211	554,219
Robinhood Markets, Inc. - Class A (a)	13,348	1,911,167
		14,173,508
Life & Health Insurance - 0.3%
Aflac, Inc.	10,053	1,122,920
MetLife, Inc.	10,530	867,356
Principal Financial Group, Inc.	3,921	325,090
Prudential Financial, Inc.	6,230	646,300
		2,961,666
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	23,624	11,876,730

Property & Casualty Insurance - 1.0%
Allstate Corp.	4,466	958,627
American International Group, Inc.	11,011	864,804
Arch Capital Group Ltd.	6,244	566,518
Chubb Ltd.	6,544	1,847,044
Cincinnati Financial Corp.	2,608	412,325
Erie Indemnity Co. - Class A	470	149,535
Hartford Insurance Group, Inc.	5,134	684,824
Loews Corp.	2,943	295,448
Markel Group, Inc. (a)	204	389,918
Progressive Corp.	10,399	2,568,033
Travelers Cos., Inc.	4,211	1,175,795
W R Berkley Corp.	4,874	373,446
		10,286,317

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Regional Banks - 0.3%
Citizens Financial Group, Inc.	7,641	$406,196
Huntington Bancshares, Inc.	24,885	429,764
M&T Bank Corp.	2,886	570,331
Regions Financial Corp.	16,640	438,797
Truist Financial Corp.	23,799	1,088,090
		2,933,178
Transaction & Payment Processing Services - 2.3%
Affirm Holdings, Inc. (a)	4,501	328,933
Block, Inc. (a)	9,731	703,259
Corpay, Inc. (a)	1,098	316,290
Fidelity National Information Services, Inc.	9,573	631,244
Fiserv, Inc. (a)	10,242	1,320,501
Global Payments, Inc.	4,344	360,899
Mastercard, Inc. - Class A	14,602	8,305,764
PayPal Holdings, Inc. (a)	17,793	1,193,199
Toast, Inc. - Class A (a)	7,914	288,940
Visa, Inc. - Class A	30,353	10,361,907
		23,810,936
Total Financials		134,980,183

Health Care - 9.0%
Biotechnology - 1.8%
AbbVie, Inc.	31,723	7,345,143
Alnylam Pharmaceuticals, Inc. (a)	2,325	1,060,200
Amgen, Inc.	9,566	2,699,525
Biogen, Inc. (a)	2,511	351,741
Gilead Sciences, Inc.	22,294	2,474,634
Incyte Corp. (a)	2,956	250,698
Insmed, Inc. (a)	3,367	484,882
Moderna, Inc. (a)	5,550	143,357
Natera, Inc. (a)	2,032	327,091
Regeneron Pharmaceuticals, Inc.	1,945	1,093,615
Vertex Pharmaceuticals, Inc. (a)	4,596	1,799,978
		18,030,864
Health Care Distributors - 0.3%
Cardinal Health, Inc.	4,138	649,500
Cencora, Inc.	3,037	949,154
McKesson Corp.	2,213	1,709,631
		3,308,285
Health Care Equipment - 2.0%
Abbott Laboratories	31,374	4,202,234
Baxter International, Inc.	8,347	190,061
Becton Dickinson & Co.	5,163	966,359
Boston Scientific Corp. (a)	27,213	2,656,805

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Health Care Equipment - 2.0% (Continued)
Dexcom, Inc. (a)	6,774	$455,822
Edwards Lifesciences Corp. (a)	10,316	802,275
GE HealthCare Technologies, Inc.	8,072	606,207
Hologic, Inc. (a)	3,488	235,405
IDEXX Laboratories, Inc. (a)	1,323	845,252
Insulet Corp. (a)	1,517	468,343
Intuitive Surgical, Inc. (a)	6,252	2,796,082
Medtronic PLC	22,879	2,178,996
ResMed, Inc.	2,525	691,168
STERIS PLC	1,605	397,141
Stryker Corp.	6,065	2,242,049
Zimmer Biomet Holdings, Inc.	4,386	432,021
		20,166,220
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	3,233	1,377,905

Health Care Services - 0.4%
Cigna Group	5,049	1,455,374
CVS Health Corp.	22,443	1,691,978
Labcorp Holdings, Inc.	1,383	397,004
Quest Diagnostics, Inc.	2,446	466,159
		4,010,515
Health Care Supplies - 0.0%(b)
Align Technology, Inc. (a)	1,232	154,271
Cooper Cos., Inc. (a)	3,451	236,601
		390,872
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	5,051	648,296
Danaher Corp.	11,605	2,300,807
ICON PLC (a)	1,338	234,150
Illumina, Inc. (a)	2,660	252,620
IQVIA Holdings, Inc. (a)	3,098	588,434
Mettler-Toledo International, Inc. (a)	339	416,160
Thermo Fisher Scientific, Inc.	6,792	3,294,256
Waters Corp. (a)	966	289,616
West Pharmaceutical Services, Inc.	1,175	308,238
		8,332,577
Managed Health Care - 0.8%
Centene Corp. (a)	9,526	339,888
Elevance Health, Inc.	3,993	1,290,218
Humana, Inc.	1,941	504,990
UnitedHealth Group, Inc.	16,322	5,635,986
		7,771,082

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	36,227	$1,633,838
Eli Lilly & Co.	15,322	11,690,686
Johnson & Johnson	43,138	7,998,648
Merck & Co., Inc.	45,288	3,801,022
Pfizer, Inc.	100,865	2,570,040
Royalty Pharma PLC - Class A	6,046	213,303
Zoetis, Inc.	7,438	1,088,328
		28,995,865
Total Health Care		92,384,185

Industrials - 8.4%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	1,416	1,016,178
Boeing Co. (a)	13,272	2,864,496
General Dynamics Corp.	4,284	1,460,844
General Electric Co.	18,547	5,579,309
HEICO Corp.	688	222,100
HEICO Corp. - Class A	1,370	348,103
Howmet Aerospace, Inc.	7,184	1,409,716
L3Harris Technologies, Inc.	3,672	1,121,466
Lockheed Martin Corp.	4,058	2,025,794
Northrop Grumman Corp.	2,583	1,573,874
Rocket Lab Corp. (a)	8,031	384,765
RTX Corp.	23,925	4,003,370
TransDigm Group, Inc.	975	1,285,070
		23,295,085
Agricultural & Farm Machinery - 0.2%
Deere & Co.	4,599	2,102,939

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	2,509	307,578
FedEx Corp.	3,821	901,030
United Parcel Service, Inc. - Class B	13,024	1,087,895
		2,296,503
Building Products - 0.4%
Builders FirstSource, Inc. (a)	1,835	222,494
Carrier Global Corp.	14,739	879,918
Johnson Controls International PLC	12,081	1,328,306
Lennox International, Inc.	522	276,326
Masco Corp.	3,401	239,396
Trane Technologies PLC	4,135	1,744,805
		4,691,245

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	1,292	$173,348
Old Dominion Freight Line, Inc.	3,548	499,487
		672,835
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	623	514,087
EMCOR Group, Inc.	791	513,786
Quanta Services, Inc.	2,601	1,077,907
		2,105,780
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	8,521	4,065,795
Cummins, Inc.	2,474	1,044,943
PACCAR, Inc.	10,149	997,850
Westinghouse Air Brake Technologies Corp.	2,866	574,547
		6,683,135
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,892	450,618
SS&C Technologies Holdings, Inc.	3,729	330,986
		781,604
Diversified Support Services - 0.2%
Cintas Corp.	6,036	1,238,949
Copart, Inc. (a)	15,698	705,939
		1,944,888
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	4,072	765,536
Eaton Corp. PLC	7,149	2,675,513
Emerson Electric Co.	10,803	1,417,138
Hubbell, Inc.	872	375,230
Rockwell Automation, Inc.	2,014	703,954
Vertiv Holdings Co. - Class A	6,436	970,935
		6,908,306
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	3,533	810,753
Rollins, Inc.	5,069	297,753
Veralto Corp.	4,091	436,141
Waste Management, Inc.	7,189	1,587,547
		3,132,194
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	4,931	3,032,072

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	7,268	2,133,158
Paychex, Inc.	5,693	721,645
		2,854,803

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Industrial Conglomerates - 0.4%
3M Co.	9,756	$1,513,936
Honeywell International, Inc.	11,479	2,416,330
		3,930,266
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	2,453	409,234
Fortive Corp.	6,076	297,663
IDEX Corp.	1,139	185,384
Illinois Tool Works, Inc.	5,000	1,303,800
Ingersoll Rand, Inc.	7,212	595,855
Otis Worldwide Corp.	7,264	664,148
Parker-Hannifin Corp.	2,235	1,694,465
Symbotic, Inc. (a)	305	16,440
Xylem, Inc.	4,169	614,927
		5,781,916
Passenger Airlines - 0.0%(b)
Delta Air Lines, Inc.	2,687	152,487
Southwest Airlines Co.	2,559	81,658
United Airlines Holdings, Inc. (a)	1,341	129,406
		363,551
Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A (a)	48,799	293,770
Uber Technologies, Inc. (a)	37,593	3,682,986
		3,976,756
Rail Transportation - 0.5%
CSX Corp.	34,603	1,228,752
Norfolk Southern Corp.	4,287	1,287,858
Union Pacific Corp.	10,597	2,504,813
		5,021,423
Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	2,047	204,598
Equifax, Inc.	2,011	515,882
Jacobs Solutions, Inc.	1,999	299,570
Leidos Holdings, Inc.	2,418	456,905
TransUnion	3,383	283,428
Verisk Analytics, Inc.	2,503	629,529
		2,389,912
Trading Companies & Distributors - 0.4%
Fastenal Co.	22,526	1,104,675
Ferguson Enterprises, Inc.	3,448	774,352
United Rentals, Inc.	1,060	1,011,939
Watsco, Inc.	566	228,834
WW Grainger, Inc.	825	786,192
		3,905,992
Total Industrials		85,871,205

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Information Technology - 34.8%(c)
Application Software - 3.2%
Adobe, Inc. (a)	7,743	$2,731,343
AppLovin Corp. - Class A (a)	4,421	3,176,665
Atlassian Corp. - Class A (a)	2,828	451,631
Autodesk, Inc. (a)	3,831	1,216,994
Bentley Systems, Inc. - Class B	3,368	173,385
Cadence Design Systems, Inc. (a)	4,810	1,689,561
Circle Internet Group, Inc. (a)	594	78,752
Datadog, Inc. - Class A (a)	5,227	744,325
Fair Isaac Corp. (a)	437	653,984
Figma, Inc. - Class A (a)	755	39,162
HubSpot, Inc. (a)	810	378,918
Intuit, Inc.	4,888	3,338,064
Nutanix, Inc. - Class A (a)	4,692	349,038
Palantir Technologies, Inc. - Class A (a)	39,173	7,145,939
PTC, Inc. (a)	1,844	374,369
Roper Technologies, Inc.	1,976	985,411
Salesforce, Inc.	16,769	3,974,253
Samsara, Inc. - Class A (a)	6,183	230,317
Strategy, Inc. - Class A (a)	4,427	1,426,424
Synopsys, Inc. (a)	3,180	1,568,980
Tyler Technologies, Inc. (a)	856	447,825
Workday, Inc. - Class A (a)	3,644	877,220
Zoom Communications, Inc. - Class A (a)	4,117	339,652
		32,392,212
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	17,567	2,559,688
Cisco Systems, Inc.	64,918	4,441,689
Motorola Solutions, Inc.	2,947	1,347,634
		8,349,011
Electronic Components - 0.4%
Amphenol Corp. - Class A	21,533	2,664,709
Corning, Inc.	13,813	1,133,080
		3,797,789
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	3,019	528,083
Teledyne Technologies, Inc. (a)	929	544,431
Trimble, Inc. (a)	4,209	343,665
Zebra Technologies Corp. - Class A (a)	1,197	355,701
		1,771,880
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	1,840	399,593
TE Connectivity PLC	5,229	1,147,922
		1,547,515

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc. - Class A (a)	5,102	$1,094,838
CoreWeave, Inc. - Class A (a)	558	76,362
GoDaddy, Inc. - Class A (a)	2,481	339,475
MongoDB, Inc. (a)	1,123	348,557
Okta, Inc. (a)	2,627	240,896
Snowflake, Inc. - Class A (a)	5,029	1,134,291
Twilio, Inc. - Class A (a)	2,488	249,024
VeriSign, Inc.	1,335	373,226
		3,856,669
IT Consulting & Other Services - 0.8%
Accenture PLC - Class A	11,159	2,751,810
Cognizant Technology Solutions Corp. - Class A	8,717	584,649
Gartner, Inc. (a)	1,225	322,016
International Business Machines Corp.	16,245	4,583,689
		8,242,164
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	14,647	2,998,827
KLA Corp.	2,406	2,595,112
Lam Research Corp.	22,907	3,067,247
Teradyne, Inc.	2,872	395,302
		9,056,488
Semiconductors - 12.6%
Advanced Micro Devices, Inc. (a)	28,963	4,685,924
Analog Devices, Inc.	8,701	2,137,836
Astera Labs, Inc. (a)	2,337	457,585
Broadcom, Inc.	82,875	27,341,291
First Solar, Inc. (a)	1,664	366,962
GlobalFoundries, Inc. (a)	1,715	61,466
Intel Corp.	70,408	2,362,188
Marvell Technology, Inc.	15,384	1,293,333
Microchip Technology, Inc.	9,519	611,310
Micron Technology, Inc.	19,876	3,325,652
Monolithic Power Systems, Inc.	768	707,051
NVIDIA Corp.	421,297	78,605,594
NXP Semiconductors NV	4,186	953,278
ON Semiconductor Corp. (a)	7,481	368,888
QUALCOMM, Inc.	19,660	3,270,638
Texas Instruments, Inc.	16,176	2,972,016
		129,521,012
Systems Software - 8.5%
Crowdstrike Holdings, Inc. - Class A (a)	4,241	2,079,702
CyberArk Software Ltd. (a)	886	428,071
Fortinet, Inc. (a)	11,194	941,191
Microsoft Corp.	133,511	69,152,022

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Systems Software - 8.5% (Continued)
Oracle Corp.	29,458	$8,284,768
Palo Alto Networks, Inc. (a)	11,456	2,332,671
ServiceNow, Inc. (a)	3,706	3,410,558
Zscaler, Inc. (a)	1,554	465,672
		87,094,655
Technology Distributors - 0.0%(b)
CDW Corp.	2,392	380,998

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	262,706	66,892,829
Dell Technologies, Inc. - Class C	5,552	787,107
Hewlett Packard Enterprise Co.	22,573	554,393
HP, Inc.	16,778	456,865
NetApp, Inc.	3,524	417,453
Seagate Technology Holdings PLC	3,656	863,035
Super Micro Computer, Inc. (a)	8,695	416,838
Western Digital Corp.	6,051	726,483
		71,115,003
Total Information Technology		357,125,396

Materials - 1.8%
Commodity Chemicals - 0.0%(b)
Dow, Inc.	12,313	282,337
LyondellBasell Industries NV - Class A	4,439	217,689
		500,026
Construction Materials - 0.3%
CRH PLC	11,989	1,437,481
Martin Marietta Materials, Inc.	990	623,977
Vulcan Materials Co.	2,363	726,906
		2,788,364
Copper - 0.1%
Freeport-McMoRan, Inc.	24,932	977,833

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	3,003	269,369
Corteva, Inc.	12,286	830,902
		1,100,271
Gold - 0.2%
Newmont Corp.	20,065	1,691,680

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	3,833	1,045,336
Linde PLC	8,365	3,973,375
		5,018,711

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Metal, Glass & Plastic Containers - 0.0%(b)
Ball Corp.	5,285	$266,470

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	38,161	312,157
International Paper Co.	9,441	438,062
Packaging Corp. of America	1,441	314,037
Smurfit WestRock PLC	8,728	371,551
		1,435,807
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	6,488	505,415
Ecolab, Inc.	4,353	1,192,112
International Flavors & Fragrances, Inc.	4,387	269,976
PPG Industries, Inc.	3,997	420,125
Sherwin-Williams Co.	4,003	1,386,079
		3,773,707
Steel - 0.1%
Nucor Corp.	4,025	545,106
Steel Dynamics, Inc.	2,584	360,287
		905,393
Total Materials		18,458,262

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	5,329	839,637
CoStar Group, Inc. (a)	7,210	608,308
Total Real Estate		1,447,945

Utilities - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	4,392	296,065
American Electric Power Co., Inc.	9,531	1,072,237
Constellation Energy Corp.	5,756	1,894,127
Duke Energy Corp.	13,637	1,687,579
Edison International	6,745	372,864
Entergy Corp.	7,634	711,412
Evergy, Inc.	3,874	294,501
Eversource Energy	6,361	452,522
Exelon Corp.	17,407	783,489
FirstEnergy Corp.	9,676	443,354
NextEra Energy, Inc.	36,810	2,778,787
NRG Energy, Inc.	3,453	559,213
PG&E Corp.	39,117	589,884
PPL Corp.	12,635	469,517

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Electric Utilities - 1.5% (Continued)
Southern Co.	19,295	$1,828,587
Xcel Energy, Inc.	10,572	852,632
		15,086,770
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	2,747	469,050

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	5,831	1,142,410

Multi-Utilities - 0.6%
Ameren Corp.	4,781	499,041
CenterPoint Energy, Inc.	11,476	445,269
CMS Energy Corp.	5,034	368,791
Consolidated Edison, Inc.	6,078	610,960
Dominion Energy, Inc.	14,721	900,484
DTE Energy Co.	3,186	450,596
NiSource, Inc.	8,425	364,802
Public Service Enterprise Group, Inc.	8,771	732,028
Sempra	11,207	1,008,406
WEC Energy Group, Inc.	5,590	640,558
		6,020,935
Water Utilities - 0.1%
American Water Works Co., Inc.	3,395	472,550
Total Utilities		23,191,715
TOTAL COMMON STOCKS (Cost $727,581,219)		1,007,063,706

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Real Estate - 1.6%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	5,858	1,012,731
Equinix, Inc.	1,734	1,358,138
		2,370,869
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,815	234,602
Ventas, Inc.	7,170	501,828
Welltower, Inc.	11,719	2,087,623
		2,824,053
Industrial REITs - 0.2%
Prologis, Inc.	16,390	1,876,983

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,456	474,425
Equity Residential	6,455	417,832

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.6% (CONTINUED)	Shares	Value
Multi-Family Residential REITs - 0.2% (Continued)
Essex Property Trust, Inc.	974	$260,701
Mid-America Apartment Communities, Inc.	1,893	264,509
UDR, Inc.	5,460	203,440
		1,620,907
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	5,026	512,350
VICI Properties, Inc.	17,832	581,502
		1,093,852
Retail REITs - 0.2%
Realty Income Corp.	15,248	926,926
Simon Property Group, Inc.	5,512	1,034,437
		1,961,363
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	3,642	513,303
Public Storage	2,795	807,336
		1,320,639
Single-Family Residential REITs - 0.0%(b)
Invitation Homes, Inc.	9,970	292,420
Sun Communities, Inc.	2,043	263,547
		555,967
Telecom Tower REITs - 0.3%
American Tower Corp.	8,384	1,612,411
Crown Castle, Inc.	7,518	725,412
SBA Communications Corp.	1,739	336,235
		2,674,058
Timber REITs - 0.0%(b)
Weyerhaeuser Co.	12,636	313,247
Total Real Estate		16,611,938
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,529,473)		16,611,938

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.05%(d)	1,112,509	1,112,509
TOTAL MONEY MARKET FUNDS (Cost $1,112,509)		1,112,509

TOTAL INVESTMENTS - 100.0% (Cost $744,223,201)		$1,024,788,153
Other Assets in Excess of Liabilities - 0.0% (b)		367,943
TOTAL NET ASSETS - 100.0%		$1,025,156,096

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 500 ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive 500 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,007,063,706	$—	$—	$1,007,063,706
Real Estate Investment Trusts	16,611,938	—	—	16,611,938
Money Market Funds	1,112,509	—	—	1,112,509
Total Investments	$1,024,788,153	$—	$—	$1,024,788,153

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended September 30, 2025, the Strive 500 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.